Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Summary Of Trade And Other Payables Detailed Information

	2022 € '000s	2021 € '000s
Trade payables	63,735	77,651
Other taxation and social security	8,032	9,835
Other payables	1,874	1,106
Accruals	81,663	58,761
	155,304	147,353